UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                               ------------------------

Check here if Amendment ; Amendment Number:    ------------------------
   This Amendment (Check only one.):  / /   is a restatement.
                                      / /   adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          John C. Bennett Jr.
               --------------------------------------------
Address:       One Logan Square
               --------------------------------------------
               24th Floor
               --------------------------------------------
               18th and Cherry Streets
               --------------------------------------------
               Philadelphia, PA  19103-6996
               --------------------------------------------

Form 13F File Number:  28-10248
                       -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Mehrdad Mehrespand
                 ------------------------------------------
Title:           Associate
                 ------------------------------------------
Phone:           (202) 778-9191
                 ------------------------------------------

Signature, Place, and Date of Signing:

/s/ Mehrdad Mehrespand as attorney-in-fact    Washington, D.C.    August 6, 2003
------------------------------------------    ----------------    --------------
           [Signature]                          [City, State]         [Date]


/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number              Name
   28-        04580                  PNC Bank Delaware
   28-        07144                  Wachovia Bank, N.A.
   28-        00694                  JP Morgan Chase & Co.
   28-        03545                  Brown Brothers Harriman & Co.
       --------------------         --------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           4
                                            -----------------------------------

Form 13F Information Table Entry Total:      2
                                            -----------------------------------

Form 13F Information Table Value Total:      $5,358
                                            -----------------------------------
                                                       (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.            Form 13F File Number          Name

    1              28-04580                      PNC Bank Delaware
    ----           ------------------------      -------------------------------
    2              28-07144                      Wachovia Bank, N.A.
    ----           ------------------------      -------------------------------
    3              28-00694                      JP Morgan Chase & Co.
    ----           ------------------------      -------------------------------
    4              28-03545                      Brown Brothers Harriman & Co.
    ----           ------------------------      -------------------------------









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


                                                     FORM 13-F INFORMATION TABLE

 COLUMN 1           COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
---------------- ---------------- ---------- ---------- ----------------------- ------------ ----------- ---------------------------
                                              VALUE      SHRS OR   SH/    PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
 NAME OF ISSUER   TITLE OF CLASS    CUSIP    (x$1000)    PRN AMT   PRN    CALL   DISCRETION   MANAGERS    SOLE     SHARED     NONE

---------------- ---------------- ---------- ---------- ----------------------- ------------ ----------- ---------------------------
3MCO                  Common       88579Y101    $219     1,700     SH           Sole                       100

                                                                                Shared-other     2,3               1,600

International         Common       459200101    $5,139   80,600    SH           Sole                       200
Business Machs
                                                                                Shared-other     1,2,4             80,400

---------------- ---------------- ---------- ---------- ----------------------- ------------ ----------- ---------------------------













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